Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Expenses
Operating expenses	$ 855	$ 832
Interest expenses	4,049	4,968
Other expenses	1,713	664
Total accrued expenses	$ 6,617	$ 6,464